Marketable Debt Securities - Noncurrent - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2016
Schedule Of Available For Sale Securities [Line Items]
Marketable securities-noncurrent	$ 0		$ 0
Realized gains (losses) from disposal of marketable securities	$ 2,000	$ 19,939,000
Available for sale Securities Non Current
Schedule Of Available For Sale Securities [Line Items]
Realized gains (losses) from disposal of marketable securities		$ 5,800,000